Schedule 1 - Condensed Financial Information of Tata Motors Limited "Parent only"- Income Statement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of condensed financial information of parent company [line items]
Revenues	₨ 2,856,910.8	$ 43,834.4	₨ 2,632,176.8	₨ 2,682,793.8
Finance revenues	26,040.3	399.5	24,318.3	22,318.8
Total revenues	2,882,951.1	44,233.9	2,656,495.1	2,705,112.6
Change in inventories of finished goods and work-in-progress	(20,465.8)	(314.0)	(73,751.2)	(27,540.1)
Purchase of products for sale	159,039.9	2,440.2	139,245.3	128,494.6
Raw materials, components, and consumables	1,718,028.0	26,360.2	1,593,803.1	1,536,255.1
Employee cost	302,624.8	4,643.2	283,588.0	288,117.4
Depreciation and amortization	209,818.2	3,219.3	182,405.4	168,074.9
Other expenses	629,755.4	9,662.5	608,461.6	585,321.4
Expenditure capitalized	(185,882.0)	(2,852.0)	(168,768.8)	(166,783.2)
Assets written off/loss on sale of assets and others (net)	29,148.6	447.2	11,418.6	9,477.4
Other (income)/loss (net)	(47,873.3)	(734.5)	(39,590.1)	(12,613.0)
Foreign exchange (gain)/loss (net)	2,758.8	42.3	13,284.8	20,588.0
Interest income	7,122.4	109.3	5,640.7	7,186.6
Interest expense (net)	46,365.0	711.4	42,365.7	47,912.6
Net income before tax	(105,740.5)	(1,622.4)	(97,904.4)	(124,384.9)
Income tax expense	(38,058.5)	(583.9)	(35,670.0)	(27,512.7)
Net income	67,682.0	1,038.5	62,234.4	96,872.2
Tata Motors Limited [Member]
Disclosure of condensed financial information of parent company [line items]
Revenues	577,137.6	8,855.2	426,155.0	428,526.9
Finance revenues	11.2	0.2	19.4	28.0
Total revenues	577,148.8	8,855.4	426,174.4	428,554.9
Change in inventories of finished goods and work-in-progress	8,343.3	128.0	(2,533.0)	135.3
Purchase of products for sale	47,624.1	730.7	39,459.7	41,019.7
Raw materials, components, and consumables	370,789.8	5,689.1	277,313.2	249,998.9
Employee cost	37,499.1	575.4	36,261.4	31,883.3
Depreciation and amortization	29,351.4	450.3	34,798.3	25,804.5
Other expenses	94,144.6	1,444.5	99,055.2	89,732.9
Expenditure capitalized	(8,533.1)	(130.9)	(9,414.8)	(10,344.0)
Assets written off/loss on sale of assets and others (net)	19,601.2	300.7	9,749.0	5,523.1
Other (income)/loss (net)	(20,148.8)	(309.1)	(13,269.6)	(22,654.0)
Foreign exchange (gain)/loss (net)	143.9	2.2	(2,698.5)	2,635.9
Interest income	(3,926.0)	(60.2)	(1,846.5)	(2,637.8)
Interest expense (net)	17,650.5	270.8	15,901.5	14,955.5
Net income before tax	(15,391.2)	(236.1)	(56,601.5)	2,501.6
Income tax expense	(1,382.5)	(21.2)	(1,674.5)	198.8
Net income	₨ (16,773.7)	$ (257.3)	₨ (58,276.0)	₨ 2,700.4